Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Line Items]
Net proceeds		$ 7,135
Accrue interest		14.00%
Trading days		10
Conversion price		$ 0.58
Amount of available for debt repayment		$ 1,000
Convertible Note [Member]
Convertible Notes [Line Items]
Aggregate principal amount	$ 80,000
Principal amount	8,500
Net proceeds	$ 7,140
Maximum [Member]
Convertible Notes [Line Items]
Shares conversion rate		110.00%
Minimum [Member]
Convertible Notes [Line Items]
Shares conversion rate		90.00%